Research and Development Expenses	12 Months Ended
Dec. 31, 2025
Research and Development Expenses
Research and Development Expenses

21. Research and Development Expenses

Research and development expenses are summarized as follows:

	Year Ended December 31,
	2025	2024	2023

	(in US$’000)
Clinical trial related costs	80,072	135,652	199,728
Personnel compensation and related costs	58,317	69,079	93,030
Other research and development expenses	9,906	7,378	9,243
	148,295	212,109	302,001

Research and development expenses include expenditures for collaborative arrangements under ASC 808 to evaluate the combination of the Group’s drug compounds with the collaboration partners’ drug compounds. For the years ended December 31, 2025, 2024 and 2023, the Group has incurred US$3.9 million, US$10.9 million and US$22.0 million respectively, related to such collaborative arrangements.